12. INCOME TAXES: Schedule of deferred tax assets and liabilities (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of deferred tax assets and liabilities

The tax effects of deductible and taxable temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2020	2019	2018
Unrecognized deductible and taxable temporary differences-Canada

Non-capital loss carry forwards	$9,978,000	$9,455,000	$9,250,000
Mineral property interests and deferred exploration costs	5,089,000	5,095,000	5,089,000
Property and equipment	(23,000)	16,000	22,000

Total Unrecognized deductible and taxable temporary differences not recognized	$15,044,000	$14,566,000	$14,361,000